Income Tax - Summary of Breakdown of Deferred Tax (Detail) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 24,765	$ 8,444	$ 7,526
Total deferred tax liabilities	(115,589)	(45,501)	(49,427)
Total Net deferred tax	(90,824)	(37,057)	(41,901)
Provisions and Other Non Deductible Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,920	1,861	3,607
Miscellaneous Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	270	99	82
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(113,821)	(43,931)	(45,579)
Tax Losses Carryforward and Other Tax Credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	21,575	6,484	3,837
Miscellaneous Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ (1,768)	$ (1,570)	$ (3,848)